Finance income and costs	12 Months Ended
Dec. 31, 2023
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Finance income and costs

9.Finance income and costs

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2023	2022	2021
Interest income	3,118,511	2,126,478	2,211,740
Income from financial assets carried at fair value	4,604,960	1,738,728	-
Cash flow hedges – reclassified to profit or loss	3,287,562	-	5,831,714
Net fair value gains on derivative financial instruments and interest	1,144,406	-	3,361,847
Other	508,243	92,478	122,695
Finance income	12,663,682	3,957,684	11,527,996

Net foreign exchange losses	(14,016,423)	(7,155,055)	(18,399,847)
Net interest expenses for financial assets and liabilities measured at amortized cost	(5,837,283)	(4,269,930)	(2,817,322)
Net fair value losses on derivative financial instruments and interest	-	(6,580,717)	-
Cash flow hedges - reclassified to profit or loss	-	6,253,680	-
Other	(77,911)	(197,134)	(90,866)
Finance costs	(19,931,617)	(11,949,156)	(21,308,035)
Monetary gain (loss)	3,816,872	7,767,102	4,804,527
Net finance costs	(3,451,063)	(224,370)	(4,975,512)

Net foreign exchange losses mainly include foreign exchange losses on borrowings, bonds issued and foreign exchange gains on cash and cash equivalents.

Interest income and expense on financial assets and liabilities measured at amortized cost are shown as netted on consolidated statement of profit or loss. The Group has gross interest income and expense on financial assets and financial liabilities measured at amortized cost amounting to TL 773,609, TL (6,610,892), TL 1,224,264, TL (5,494,195), and TL 1,294,283, TL (4,111,605) for the years ended 31 December 2023, 2022 and 2021, respectively.

Foreign exchange gains and losses are shown as netted on consolidated statement of profit or loss. The company has gross foreign exchange gains and losses amounting to TL 21,087,243, TL (35,103,667), TL 15,782,024, TL (22,937,079) and TL 28,279,084, TL (46,678,932) for the years ended 31 December 2023, 2022 and 2021, respectively.